TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Abstract]
TRADE RECEIVABLES
7	TRADE RECEIVABLES

	2021	2020
	US$’000	US$’000

Trade receivables	9,507	6,617
Less: Loss allowance	(684)	-
	8,823	6,617
Trade receivables due from the pools	150	1,380
	8,973	7,997
Included in assets of a disposal group held for sale (Note 38)	-	(69)
	8,973	7,928

The credit period is 1 to 30 days (2020: 1 to 30 days).  No interest is charged on the outstanding invoice.

Loss allowance for trade receivables has been measured at an amount equal to lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

There has been no significant change in the estimation techniques or significant assumptions made during the current reporting period in assessing the allowance for the amounts due from customers.
A trade receivable is written off when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

The following table details the risk profile of trade receivables based on the Group’s provision matrix. The expected credit loss rate is considered immaterial for trade receivables outstanding for less than 120 days. For trade receivables past due for more than 120 days, the Group would recognise a loss allowance of 100% except for the adjustment to factors that are specific to the debtors, because historical experience has indicated that these receivables are generally not recoverable. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base.

	Trade receivables past due – collectively assessed
2021	Not past due	< 30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Estimated total gross carrying amount at default, representing net carrying amount of default	7,202	1,013	132	4	11	611	8,973

	Trade receivables past due – collectively assessed
2020	Not past due	< 30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Estimated total gross carrying amount at default, representing net carrying amount of default	5,544	249	139	551	859	655	7,997
Less: assets of a disposal group held for sale	(26)	(15)	(3)	(3)	(22)	-	(69)
	5,518	234	136	548	837	655	7,928

As at 31 December 2021, management has identified a group of debtors to be credit impaired, which include a debtor that disputed an invoiced amount arising from the redelivery of a vessel out of the agreed position and sundry small debtors within the discontinued operation. Hence, management has assessed the recoverability of the outstanding balances separately from the table above.

	2021	2020
	US$’000	US$’000

Gross carrying amount	684	-
Less: loss allowance	(684)	-
Carrying amount net of allowance	-	-

Movement in the loss allowance:

	2021	2020
Individually assessed:	US$’000	US$’000

Net remeasurement of loss allowance	(681)	-
Effect of foreign exchange differences	(3)	-
Balance at 31 December	(684)	-